Notes Payable and Convertible Notes Payable (Tables)	12 Months Ended
Dec. 31, 2025
Notes Payable and Convertible Notes Payable [Abstract]
Schedule of Convertible Notes Payable

The Company had the following activity related to its convertible notes payable:

Balance - December 31, 2023	$-
Proceeds (face amount of note)	628,708
Guaranteed interest recorded to convertible note payable	5,000
Original issue debt discount	(10,000)
Guaranteed interest – debt discount	(5,000)
Repayments including guaranteed interest	(55,000)
Amortization of debt discount	15,000
Balance - December 31, 2024	578,708
Proceeds (face amount of note)	750,000
Derivative liability recognized as debt discount	(953,571)
Amortization of debt discount	796,276
Balance – December 31, 2025	$1,171,413